STOCK COMPENSATION EXPENSE (Tables)	6 Months Ended
Jun. 30, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule Of Earnings Per Share Basic and Diluted Before Stock Based Compensation [Table Text Block]
Net income (loss) before and after stock-based compensation is as follows:

	Three months ended June 30,		Six months ended June 30,
(in thousands except per share data)	2013	2014	2013	2014

Net income (loss)	$(32,854)	$(21,073)	$(41,683)	$(47,711)

Net income (loss) per share
Basic	$(1.29)	$(0.55)	$(1.64)	$(1.43)
Diluted	$(1.29)	$(0.55)	$(1.64)	$(1.43)

Number of shares used for computing (weighted average)
Basic	25,421	38,438	25,418	33,403
Diluted	25,421	38,438	25,418	33,403

Stock-based compensation (ASC 718)

Cost of products and services sold	5	10	10	20
Research and development	180	136	372	394
Selling, general and administrative	280	156	579	568
Total	465	301	961	982

Net income (loss) before stock-based compensation	(32,389)	(20,772)	(40,722)	(46,729)

Net income (loss) before stock-based compensation per share
Basic	$(1.27)	$(0.54)	$(1.60)	$(1.40)
Diluted	$(1.27)	$(0.54)	$(1.60)	$(1.40)